AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 16, 2016

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 576	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 577	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 6, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 576 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating January 6, 2017 as the new effective date for Post-Effective Amendment No. 544 to the Trust’s Registration Statement, which was filed on June 24, 2016 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 551, 556, 557, 560, 561, 562, 565, 566, 567, 574 and 575 to the Trust’s Registration Statement filed on September 6, 2016, September 16, 2016, September 30, 2016, October 7, 2016, October 12, 2016, October 28, 2016, November 4, 2016, November 10, 2016, November 18, 2016, December 2, 2016 and December 9, 2016, respectively. This Amendment relates solely to PowerShares Treasury Collateral Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 544 to the Trust’s Registration Statement, which was filed on June 24, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 16th day of December, 2016.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	December 16, 2016
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	December 16, 2016
Steven M. Hill

/s/ Anna Paglia	Secretary	December 16, 2016
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	December 16, 2016
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	December 16, 2016
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	December 16, 2016
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	December 16, 2016
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	December 16, 2016
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	December 16, 2016
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	December 16, 2016
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	December 16, 2016
Donald H. Wilson

*By: /s/ Anna Paglia		December 16, 2016
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

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